Virginia Electric and Power Company Consolidated Statements of Common Shareholder's Equity (Unaudited) - USD ($) $ in Millions	Total		Common Stock	Retained Earnings	AOCI	Virginia Electric and Power Company		Virginia Electric and Power Company Common Stock	Virginia Electric and Power Company Other Paid-In Capital	Virginia Electric and Power Company Retained Earnings	Virginia Electric and Power Company AOCI
Beginning balance at Dec. 31, 2021					$ (1,458)	$ 15,980		$ 5,738	$ 1,113	$ 9,170	$ (41)
Beginning balance (in shares) at Dec. 31, 2021			810,000,000					275,000
Net income	$ 258					404				404
Other comprehensive income, net of tax	62				62	34					34
Ending balance at Jun. 30, 2022					(1,396)	16,418		$ 5,738	1,113	9,574	(7)
Ending balance (in shares) at Jun. 30, 2022			832,000,000					275,000
Beginning balance at Mar. 31, 2022					(1,436)	16,348		$ 5,738	1,113	9,526	(29)
Beginning balance (in shares) at Mar. 31, 2022			811,000,000					275,000
Net income	(453)					47				47
Other comprehensive income, net of tax	40				40	22					22
Other						(1)				(1)
Ending balance at Jun. 30, 2022					(1,396)	16,418		$ 5,738	1,113	9,574	(7)
Ending balance (in shares) at Jun. 30, 2022			832,000,000					275,000
Beginning balance at Dec. 31, 2022	27,881	[1]			(1,572)	17,245	[2]	$ 5,738	1,113	10,385	9
Beginning balance (in shares) at Dec. 31, 2022			835,000,000					275,000
Net income	1,596					685				685
Other comprehensive income, net of tax	6				6	0					0
Other	(1)			$ (1)
Ending balance at Jun. 30, 2023	28,428				(1,566)	17,930		$ 5,738	1,113	11,070	9
Ending balance (in shares) at Jun. 30, 2023			837,000,000					275,000
Beginning balance at Mar. 31, 2023					(1,565)	17,593		$ 5,738	1,113	10,738	4
Beginning balance (in shares) at Mar. 31, 2023			836,000,000					275,000
Net income	599					332				332
Other comprehensive income, net of tax	(1)				(1)	5					5
Ending balance at Jun. 30, 2023	$ 28,428				$ (1,566)	$ 17,930		$ 5,738	$ 1,113	$ 11,070	$ 9
Ending balance (in shares) at Jun. 30, 2023			837,000,000					275,000

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.